FINANCIAL INSTRUMENTS (Summary of hedged items) (Details) - Cash flow hedges - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 0	$ 0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(535)	3,382
Cash flow hedge reserve (AOCI)	535	(3,382)
Foreign currency risk | Forecast sales
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(972)	2,752
Cash flow hedge reserve (AOCI)	972	(2,752)
Foreign currency risk | Forecast expenses
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	342	(897)
Cash flow hedge reserve (AOCI)	(342)	897
Commodity risk | Forecast purchases
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(1,416)	(10,677)
Cash flow hedge reserve (AOCI)	1,416	10,677
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	1,511	12,204
Cash flow hedge reserve (AOCI)	$ (1,511)	$ (12,204)